X-SQUARE BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS (57.06%)
COMMUNICATIONS (2.95%)
Alphabet, Inc., Class C(a)	122	$252,372
Facebook, Inc., Class A(a)	752	221,487
		473,859

CONSUMER DISCRETIONARY (11.41%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	998	226,277
Amazon.com, Inc.(a)	63	194,927
Copart, Inc.(a)	1,437	156,072
General Motors Co.	3,114	178,930
Home Depot, Inc.	481	146,825
Lennar Corp., Class A	1,693	171,382
MercadoLibre, Inc.(a)	145	213,460
PulteGroup, Inc.	2,954	154,908
TJX Cos., Inc.	3,086	204,139
Tractor Supply Co.	1,062	188,059
		1,834,979

CONSUMER STAPLES (8.58%)
Altria Group, Inc.	3,232	165,349
Calavo Growers, Inc.	1,856	144,100
Costco Wholesale Corp.	523	184,347
Dollar General Corp.	952	192,894
Mission Produce, Inc.(a)	3,763	71,535
Philip Morris International, Inc.	2,224	197,358
Target Corp.	1,216	240,853
Walmart, Inc.	1,336	181,469
		1,377,905

ENERGY (5.00%)
Chevron Corp.	2,033	213,038
Diamondback Energy, Inc.	2,893	212,607
Exxon Mobil Corp.	3,525	196,801
Suncor Energy, Inc.	8,668	181,161
		803,607

FINANCIALS (10.02%)
Ally Financial, Inc.	5,470	247,299
Bank of America Corp.	6,291	243,398
Berkshire Hathaway, Inc., Class B(a)	815	208,208
Chubb, Ltd.	963	152,125
First BanCorp	6,012	67,695
JPMorgan Chase & Co.	1,564	238,088
Marsh & McLennan Cos., Inc.	1,159	141,166
OFG Bancorp	3,525	79,736
Popular, Inc.	1,151	80,938

Description	Shares	Value
FINANCIALS (continued)
Truist Financial Corp.	2,622	$152,915
		1,611,568

HEALTH CARE (4.59%)
Amgen, Inc.	757	188,349
Bausch Health Cos., Inc.(a)	6,668	211,642
Johnson & Johnson	1,195	196,398
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	12,380	142,865
		739,254

INDUSTRIALS (4.35%)
Fastenal Co.	2,785	140,030
General Dynamics Corp.	1,148	208,430
Lockheed Martin Corp.	477	176,252
United Rentals, Inc.(a)	527	173,547
		698,259

REAL ESTATE (0.96%)
Equity LifeStyle Properties, Inc.	2,429	154,582

TECHNOLOGY (8.48%)
Advanced Micro Devices, Inc.(a)	2,624	205,984
Apple, Inc.	889	108,591
Garmin, Ltd.	1,736	228,892
MarketAxess Holdings, Inc.	220	109,542
Mastercard, Inc., Class A	323	115,004
Micron Technology, Inc.(a)	3,278	289,153
PayPal Holdings, Inc.(a)	514	124,820
Shopify, Inc., Class A(a)	163	180,360
		1,362,346

UTILITIES (0.72%)
Iberdrola SA, Sponsored ADR	2,253	116,498

TOTAL COMMON STOCKS (Cost $7,625,735)		9,172,857

EXCHANGE-TRADED FUNDS (5.86%)
ETFMG Prime Cyber Security ETF	1,979	$108,647
Global X Silver Miners ETF	3,201	127,720
iShares® 1-3 Year Treasury Bond ETF	6,830	589,088
iShares® GSCI Commodity Dynamic Roll Strategy ETF	3,862	116,053

TOTAL EXCHANGE-TRADED FUNDS (Cost $965,444)		941,508

	Principal
	Amount	Value
GOVERNMENT BONDS (34.82%)
U.S. Treasury Notes
07/31/22, 0.13%	$5,218,500	$5,218,908
01/31/25, 1.38%	126,500	130,157
10/31/21, 1.50%	199,800	201,478

	Principal
	Amount	Value
GOVERNMENT BONDS (continued)
10/31/26, 1.63%	$45,600	$46,923

TOTAL GOVERNMENT BONDS (Cost $5,590,664)		5,597,466

TOTAL INVESTMENTS (97.74%) (Cost $14,181,843)		15,711,831
Other Assets In Excess Of Liabilities (2.26%)		363,975
NET ASSETS (100.00%)		$16,075,806

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,172,857	$–	$–	$9,172,857
Exchange-Traded Funds	941,508	–	–	941,508
Government Bonds	5,597,466	–	–	5,597,466
Total	$15,711,831	$–	$–	$15,711,831

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at March 31, 2021.